Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses
Exploration and evaluation expenses	$ 9,269	$ 12,435
General and administrative expenses	9,026	9,991
Legal, accounting and audit	4,010	5,941
Share-based compensation	2,301	2,858
Loss from operating activities	24,606	31,225
Foreign exchange loss	(55)	(456)
Interest income	(279)	(176)
Finance expense	67	67
Other income	(3)	(16)
Loss on disposal of plant and equipment	(1)	2
Gain on modification of lease		(16)
Net loss before tax	24,335	31,542
Income tax expense	107
Net loss	24,442	31,542
Other comprehensive loss (income)
Foreign exchange translation difference	(9,333)	903
Other comprehensive loss	(9,333)	903
Total comprehensive loss	$ 15,109	$ 32,445
Basic and diluted loss per common share	$ 0.05	$ 0.06